Financial Instruments Carrying amounts and classifications of financial assets and liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash equivalents	$ 0	$ 0
Financial liabilities	3,212	3,267
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	413	496
Accounts payable and accrued liabilities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	413	496
Dividends payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	37	58
Dividends payable | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	37	58
Credit facilities, long-term debt and finance lease obligations(2)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,212	3,267
Credit facilities, long-term debt and finance lease obligations(2) | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,212	3,267
Exchangeable securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	326
Exchangeable securities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	326
Within one year | Risk management liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	81	90
Within one year | Derivatives | Risk management liabilities | Trading securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	80	89
Within one year | Derivatives | Risk management liabilities | Hedging Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1	1
Later than one year | Risk management liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	29	41
Later than one year | Derivatives | Risk management liabilities | Trading securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	28	40
Later than one year | Derivatives | Risk management liabilities | Hedging Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1	1
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	411	89
Cash and cash equivalents | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	411	89
Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	32	66
Restricted cash | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	32	66
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	462	756
Trade and other receivables | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	462	731
Trade and other receivables | Other financial assets (FVTPL)
Disclosure of detailed information about financial instruments [line items]
Financial assets		25
Long-term portion of finance lease receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	176	191
Long-term portion of finance lease receivable | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	176	191
Risk management assets | Within one year
Disclosure of detailed information about financial instruments [line items]
Financial assets	166	146
Risk management assets | Later than one year
Disclosure of detailed information about financial instruments [line items]
Financial assets	640	662
Risk management assets | Hedging Asset | Within one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	71	60
Risk management assets | Hedging Asset | Later than one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	607	629
Risk management assets | Trading securities | Within one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	95	86
Risk management assets | Trading securities | Later than one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	33	33
Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	47	52
Other assets | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 47	37
Other assets | Other financial assets (FVTPL)
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 15